Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events
Subsequent Events

22. Subsequent Events

Reorganization Transactions

On April 1, 2016, BancWest spun‑off its subsidiary, BOW, to BNPP, the sole owner of BancWest. BancWest’s spin‑off of BOW occurred as part of the Reorganization Transactions. In connection with the Reorganization Transactions, BancWest also formed BWHI and contributed 100% of its interest in BOW, as well as other assets and liabilities not related to FHB, to BWHI. Following the contribution of BOW to BWHI, BancWest distributed its interest in BWHI to BNPP. After the Reorganization Transactions were consummated on April 1, 2016, the continuing business of BancWest consisted of its investment in FHB and the financial operations, assets, and liabilities of BancWest related to FHB. BancWest also amended its certificate of incorporation to change its name to “First Hawaiian, Inc.” In connection with the Reorganization Transactions, First Hawaiian, Inc. has incurred certain tax‑related liabilities in connection with the distribution of its interest in BWHI amounting to approximately $95.4 million. The amount necessary to pay the taxes (net of the expected federal tax benefit) was provided to First Hawaiian, Inc. on April 1, 2016, and the Company expects that any future adjustments to such taxes and any other expected and unexpected taxes not related to First Hawaiian, Inc. or FHB will be funded by BWHI or its affiliates pursuant to a tax sharing agreement entered into on April 1, 2016 and pursuant to certain tax allocation agreements entered into among the parties. In addition, for purposes of governing certain of the ongoing relations between BWHI and First Hawaiian, Inc. as a result of the Reorganization Transactions, as well as to allocate certain other liabilities arising prior to the spin‑off, the companies have entered into various agreements related to the distribution of BWHI including a Master Reorganization Agreement, a Tax Sharing Agreement and an Interim Expense Reimbursement Agreement.

The Company evaluated the effects of events that occurred subsequent to December 31, 2015, and through May 13, 2016, which is the date the Company’s combined financial statements were issued. During this period, other than the Reorganization Transactions described above, there were no material events that would require recognition or disclosure in the combined financial statements for the year ended December 31, 2015.